FAIR VALUE MEASUREMENT (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENT
Convertible bonds payable fair value	¥ 6,722,049	¥ 5,281,029
Impairment losses of long-lived assets	3,013,416	12,759	¥ 0
Fair Value, Inputs, Level 1 | Data center equipment
FAIR VALUE MEASUREMENT
Fair value of impaired long-lived assets		60,000
Impairment losses of long-lived assets		¥ 12,759
Fair Value, Inputs, Level 3 | Data center equipment
FAIR VALUE MEASUREMENT
Fair value of impaired long-lived assets	1,614,347
Impairment losses of long-lived assets	¥ 3,013,416